Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Common shares [Member]	Series I preferred shares [Member]	Series II preferred shares [Member]	Warrants [Member]	Contributed surplus [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2015	$ 85,803	$ 103,340	$ 7,798	$ 24,369	$ 6,926	$ 8,660	$ (65,290)
Beginning Balance (Shares) at Dec. 31, 2015		7,796,137	53,788,579	1,077,605
Statement [Line Items]
Net loss and comprehensive loss for the year	(31,733)						(31,733)
Exercise of warrants	$ 359	$ 397			(38)
Exercise of warrants (Shares)	30,301	30,301
Conversion of preferred shares	$ 82	$ 82	$ (82)
Conversion of preferred shares (Shares)		18,746	(562,388)
Share-based compensation	3,690					3,690
Total transactions with owners of the Company	4,049	$ 479	$ (82)		(38)	3,690
Total transactions with owners of the Company (Shares)		49,047	(562,388)
Ending Balance at Dec. 31, 2016	58,119	$ 103,819	$ 7,716	$ 24,369	6,888	12,350	(97,023)
Ending Balance (Shares) at Dec. 31, 2016		7,845,184	53,226,191	1,077,605
Statement [Line Items]
Net loss and comprehensive loss for the year	(45,088)						(45,088)
Shares issued, net of issue costs	62,546	$ 38,073		$ 24,473
Shares issued, net of issue costs (Shares)		4,899,674		3,650,000
Conversion of DSUs from equity to cash settlement	(414)					(414)
Exercise of warrants	$ 159	$ 176			(17)
Exercise of warrants (Shares)	13,332	13,332
Conversion of preferred shares	$ 3,852	$ 3,852	$ (130)	$ (3,722)
Conversion of preferred shares (Shares)		389,214	(900,364)	(359,202)
Share-based compensation	3,255					3,255
Total transactions with owners of the Company	65,546	$ 42,101	$ (130)	$ 20,751	(17)	2,841
Total transactions with owners of the Company (Shares)		5,302,220	(900,364)	3,290,798
Ending Balance at Dec. 31, 2017	$ 78,577	$ 145,920	$ 7,586	$ 45,120	$ 6,871	$ 15,191	$ (142,111)
Ending Balance (Shares) at Dec. 31, 2017		13,147,404	52,325,827	4,368,403